JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — 87.0%
Azerbaijan — 0.7%
Republic of Azerbaijan
4.75%, 3/18/2024 (a)	200,000	217,812
3.50%, 9/1/2032 (b)	215,000	221,719
3.50%, 9/1/2032 (a)	150,000	154,688

		594,219

Bahrain — 4.2%
CBB International Sukuk Programme Co. SPC
6.25%, 11/14/2024 (a)	270,000	295,143
4.50%, 3/30/2027 (b)(c)	389,000	409,058
Kingdom of Bahrain
6.13%, 8/1/2023 (a)	504,000	540,068
7.00%, 1/26/2026 (b)	321,000	371,056
7.00%, 1/26/2026 (a)	189,000	218,472
7.00%, 10/12/2028 (b)	680,000	779,025
6.75%, 9/20/2029 (a)	200,000	226,500
7.38%, 5/14/2030 (a)	200,000	233,750
5.63%, 9/30/2031 (a)	333,000	347,569
6.00%, 9/19/2044 (a)	228,000	231,206

		3,651,847

Bolivia, Plurinational State of — 0.4%
Plurinational State of Bolivia
4.50%, 3/20/2028 (b)(c)	200,000	180,625
4.50%, 3/20/2028 (a)	200,000	180,625

		361,250

Brazil — 7.4%
Federative Republic of Brazil
2.63%, 1/5/2023	408,000	422,917
8.88%, 4/15/2024	150,000	186,469
4.25%, 1/7/2025	427,000	465,297
6.00%, 4/7/2026	181,000	214,938
4.63%, 1/13/2028	1,355,000	1,505,320
4.50%, 5/30/2029	510,000	564,347
8.25%, 1/20/2034	580,000	834,475
5.63%, 1/7/2041	336,000	395,010
5.00%, 1/27/2045	465,000	512,372
5.63%, 2/21/2047	342,000	401,850
4.75%, 1/14/2050	591,000	624,428
State of Minas Gerais 5.33%, 2/15/2028 (a)	191,200	203,568

		6,330,991

Chile — 0.9%
Republic of Chile
2.45%, 1/31/2031	230,000	243,872
3.86%, 6/21/2047	200,000	239,813
3.50%, 1/25/2050	270,000	306,956

		790,641

Investments	Principal Amount($)	Value($)
China — 0.5%
People’s Republic of China
1.88%, 12/3/2022 (a)	220,000	226,531
3.50%, 10/19/2028 (a)	200,000	233,750

		460,281

Colombia — 2.1%
Republic of Colombia
8.13%, 5/21/2024	150,000	182,175
3.88%, 4/25/2027	216,000	236,736
3.00%, 1/30/2030	422,000	437,034
7.38%, 9/18/2037	100,000	143,781
5.63%, 2/26/2044	205,000	261,311
5.00%, 6/15/2045	437,000	524,618

		1,785,655

Croatia — 0.4%
Republic of Croatia 6.00%, 1/26/2024 (b)	265,000	304,419

Dominican Republic — 6.3%
Dominican Republic Government Bond
5.88%, 4/18/2024 (a)	322,000	343,232
5.50%, 1/27/2025 (b)	218,000	237,143
6.88%, 1/29/2026 (a)	130,000	150,597
5.95%, 1/25/2027 (a)	777,000	872,668
5.95%, 1/25/2027 (b)	198,000	222,379
6.00%, 7/19/2028 (b)	360,000	409,725
6.00%, 7/19/2028 (a)	49,000	55,768
4.50%, 1/30/2030 (a)	270,000	282,572
7.45%, 4/30/2044 (b)	302,000	372,121
6.85%, 1/27/2045 (b)	860,000	998,137
6.40%, 6/5/2049 (b)	305,000	337,787
5.88%, 1/30/2060 (a)	1,064,000	1,108,888

		5,391,017

Egypt — 6.2%
Arab Republic of Egypt
5.58%, 2/21/2023 (a)	401,000	418,920
5.75%, 5/29/2024 (a)	241,000	253,653
5.88%, 6/11/2025 (a)	319,000	336,844
7.50%, 1/31/2027 (b)	330,000	369,291
7.50%, 1/31/2027 (a)	25,000	27,977
6.59%, 2/21/2028 (a)	750,000	801,562
7.60%, 3/1/2029 (b)	200,000	223,000
7.05%, 1/15/2032 (b)	575,000	607,883
7.63%, 5/29/2032 (a)	250,000	273,437
8.50%, 1/31/2047 (b)	500,000	540,156
8.50%, 1/31/2047 (a)	400,000	432,125
7.90%, 2/21/2048 (a)	400,000	412,750
8.70%, 3/1/2049 (a)	582,000	638,199

		5,335,797

Ethiopia — 0.5%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)	400,000	392,750

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Gabon — 0.2%
Gabonese Republic 6.63%, 2/6/2031 (a)	200,000	196,625

Hungary — 0.8%
Hungary Government Bond
5.38%, 2/21/2023	100,000	110,250
5.75%, 11/22/2023	250,000	285,391
7.63%, 3/29/2041	142,000	252,982

		648,623

India — 0.3%
Export-Import Bank of India 3.25%, 1/15/2030 (a)	249,000	265,574

Indonesia — 2.5%
Perusahaan Penerbit SBSN Indonesia III
4.55%, 3/29/2026 (b)	200,000	231,312
4.15%, 3/29/2027 (b)	200,000	228,875
Republic of Indonesia
5.38%, 10/17/2023 (a)	200,000	225,813
3.50%, 1/11/2028	200,000	224,000
4.10%, 4/24/2028	200,000	231,875
Series REGS, 8.50%, 10/12/2035 (a)	142,000	232,880
6.63%, 2/17/2037 (b)	145,000	207,984
6.75%, 1/15/2044 (b)	200,000	310,875
3.70%, 10/30/2049	200,000	222,125

		2,115,739

Iraq — 1.2%
Republic of Iraq
6.75%, 3/9/2023 (b)	359,000	346,323
5.80%, 1/15/2028 (b)	252,188	231,540
5.80%, 1/15/2028 (b)	237,188	217,768
5.80%, 1/15/2028 (a)	234,375	215,185

		1,010,816

Ivory Coast — 1.2%
Republic of Cote d’Ivoire
6.38%, 3/3/2028 (b)	422,000	474,618
5.75%, 12/31/2032 (b)(d)	111,220	111,290
6.13%, 6/15/2033 (b)	410,000	450,487

		1,036,395

Jamaica — 1.9%
Jamaica Government Bond
6.75%, 4/28/2028	550,000	649,344
8.00%, 3/15/2039	116,000	161,385
7.88%, 7/28/2045	641,000	865,350

		1,676,079

Jordan — 1.4%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	266,000	290,854
5.75%, 1/31/2027 (a)	220,000	236,500
5.75%, 1/31/2027 (b)	202,000	217,150
7.38%, 10/10/2047 (b)	225,000	249,820
7.38%, 10/10/2047 (a)	220,000	244,269

		1,238,593

Investments	Principal Amount($)	Value($)
Kazakhstan — 0.8%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	386,750
6.50%, 7/21/2045 (b)	200,000	322,437

		709,187

Kenya — 1.9%
Republic of Kenya
6.88%, 6/24/2024 (b)	390,000	421,809
6.88%, 6/24/2024 (a)	83,000	89,770
7.25%, 2/28/2028 (b)	635,000	695,325
8.00%, 5/22/2032 (a)	200,000	228,313
8.25%, 2/28/2048 (a)	203,000	226,916

		1,662,133

Kuwait — 0.5%
State of Kuwait
3.50%, 3/20/2027 (b)	400,000	455,500

Malaysia — 0.4%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	302,000	329,558

Mexico — 1.5%
United Mexican States
4.13%, 1/21/2026	461,000	521,161
6.05%, 1/11/2040	140,000	183,269
4.75%, 3/8/2044	76,000	87,590
5.55%, 1/21/2045	140,000	178,412
4.35%, 1/15/2047	200,000	220,625
5.75%, 10/12/2110	110,000	137,665

		1,328,722

Oman — 5.6%
Oman Sovereign Sukuk SAOC
4.40%, 6/1/2024 (a)	276,000	281,203
5.93%, 10/31/2025 (a)	533,000	575,473
Sultanate of Oman Government Bond
4.13%, 1/17/2023 (a)	727,000	724,955
4.75%, 6/15/2026 (b)	268,000	258,117
5.38%, 3/8/2027 (b)	581,000	568,472
5.38%, 3/8/2027 (a)	200,000	195,688
5.63%, 1/17/2028 (a)	300,000	294,000
5.63%, 1/17/2028 (b)	200,000	196,000
6.00%, 8/1/2029 (b)	501,000	496,147
6.50%, 3/8/2047 (a)	548,000	499,194
6.50%, 3/8/2047 (b)	254,000	231,378
6.75%, 1/17/2048 (a)	560,000	517,125

		4,837,752

Pakistan — 1.2%
Islamic Republic of Pakistan
8.25%, 4/15/2024 (b)	471,000	507,797
6.88%, 12/5/2027 (b)	350,000	359,406
Third Pakistan International Sukuk Co. Ltd. (The) 5.63%, 12/5/2022 (b)	206,000	209,605

		1,076,808

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Panama — 1.8%
Republic of Panama
3.88%, 3/17/2028	200,000	226,438
3.16%, 1/23/2030	200,000	219,188
6.70%, 1/26/2036	127,000	186,650
4.50%, 5/15/2047	206,000	260,204
4.30%, 4/29/2053	296,000	369,445
4.50%, 4/1/2056	237,000	300,160

		1,562,085

Paraguay — 0.7%
Republic of Paraguay
4.95%, 4/28/2031 (a)	208,000	246,792
6.10%, 8/11/2044 (a)	262,000	346,904

		593,696

Peru — 1.4%
Republic of Peru
7.35%, 7/21/2025	117,000	149,065
7.35%, 7/21/2025	100,000	127,406
2.39%, 1/23/2026	30,000	31,590
4.13%, 8/25/2027	314,000	365,221
2.78%, 1/23/2031	50,000	53,875
6.55%, 3/14/2037	54,000	80,241
5.63%, 11/18/2050	234,000	357,786

		1,165,184

Philippines — 2.1%
Republic of Philippines
10.63%, 3/16/2025	123,000	174,352
5.50%, 3/30/2026	200,000	248,750
9.50%, 2/2/2030	20,000	32,900
2.46%, 5/5/2030	201,000	217,080
6.38%, 1/15/2032	278,000	396,845
6.38%, 10/23/2034	196,000	287,446
3.70%, 3/1/2041	214,000	249,444
3.70%, 2/2/2042	200,000	233,313

		1,840,130

Poland — 0.6%
Republic of Poland
3.00%, 3/17/2023	266,000	281,544
4.00%, 1/22/2024	70,000	77,605
3.25%, 4/6/2026	119,000	134,135

		493,284

Qatar — 2.6%
State of Qatar
3.88%, 4/23/2023 (b)	215,000	230,588
3.38%, 3/14/2024 (a)	250,000	269,922
4.00%, 3/14/2029 (b)	214,000	252,787
9.75%, 6/15/2030 (b)	130,000	220,106
4.63%, 6/2/2046 (b)	708,000	952,924
5.10%, 4/23/2048 (a)	200,000	285,750

		2,212,077

Investments	Principal Amount($)	Value($)
Romania — 0.8%
Romania Government Bond
4.38%, 8/22/2023 (a)	50,000	54,484
4.88%, 1/22/2024 (a)	64,000	71,420
3.00%, 2/14/2031 (a)	300,000	320,063
5.13%, 6/15/2048 (b)	130,000	166,928
4.00%, 2/14/2051 (a)	100,000	109,375

		722,270

Russia — 2.2%
Russian Federation
4.88%, 9/16/2023 (a)	200,000	219,563
4.25%, 6/23/2027 (b)	200,000	226,600
4.38%, 3/21/2029 (a)	200,000	231,600
7.50%, 3/31/2030 (a)(d)	135,915	157,661
5.10%, 3/28/2035 (b)	400,000	503,375
5.25%, 6/23/2047 (b)	200,000	271,937
5.25%, 6/23/2047 (b)	200,000	271,938

		1,882,674

Saudi Arabia — 2.8%
Kingdom of Saudi Arabia
2.88%, 3/4/2023 (b)	320,000	334,400
2.88%, 3/4/2023 (a)	252,000	263,340
3.63%, 3/4/2028 (a)	510,000	568,013
4.50%, 4/17/2030 (b)	282,000	338,664
4.63%, 10/4/2047 (b)	247,000	309,059
5.00%, 4/17/2049 (a)	200,000	265,000
4.50%, 4/22/2060 (a)	270,000	343,575

		2,422,051

South Africa — 4.4%
Republic of South Africa
4.67%, 1/17/2024	275,000	291,672
5.88%, 9/16/2025	262,000	292,621
4.88%, 4/14/2026	388,000	411,522
4.85%, 9/27/2027	284,000	298,289
4.30%, 10/12/2028	737,000	742,297
4.85%, 9/30/2029	200,000	205,688
5.88%, 6/22/2030	256,000	281,440
5.00%, 10/12/2046	528,000	473,550
5.65%, 9/27/2047	221,000	212,229
5.75%, 9/30/2049	592,000	569,430

		3,778,738

Trinidad and Tobago — 0.5%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (b)(c)	400,000	424,625

Turkey — 8.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.00%, 4/6/2023 (a)	256,000	257,440
4.49%, 11/25/2024 (b)	203,000	199,384
Republic of Turkey 3.25%, 3/23/2023	546,000	534,568

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
7.25%, 12/23/2023	401,000	429,070
5.75%, 3/22/2024	275,000	281,188
7.38%, 2/5/2025	71,000	77,190
4.25%, 4/14/2026	768,000	736,320
4.88%, 10/9/2026	226,000	220,279
6.00%, 3/25/2027	870,000	891,750
6.13%, 10/24/2028	290,000	297,341
11.88%, 1/15/2030	423,000	594,051
8.00%, 2/14/2034	486,000	556,014
6.88%, 3/17/2036	341,000	353,574
7.25%, 3/5/2038	63,000	67,509
6.75%, 5/30/2040	397,000	402,707
4.88%, 4/16/2043	450,000	374,484
6.63%, 2/17/2045	455,000	452,583
5.75%, 5/11/2047	419,000	376,445

		7,101,897

Ukraine — 4.6%
Ukraine Government Bond
7.75%, 9/1/2023 (b)	350,000	379,925
7.75%, 9/1/2024 (b)	683,000	744,897
7.75%, 9/1/2026 (b)	133,000	146,882
7.75%, 9/1/2027 (b)	615,000	681,112
7.75%, 9/1/2027 (a)	329,000	364,367
9.75%, 11/1/2028 (a)	200,000	238,000
7.38%, 9/25/2032 (b)	385,000	413,033
7.38%, 9/25/2032 (a)	208,000	223,145
7.25%, 3/15/2033 (a)	700,000	743,094

		3,934,455

United Arab Emirates — 1.5%
Sharjah Sukuk Program Ltd. 4.23%, 3/14/2028 (a)	200,000	222,938
United Arab Emirates Government Bond
3.13%, 10/11/2027 (a)	300,000	336,281
3.13%, 4/16/2030 (a)	200,000	225,750
4.13%, 10/11/2047 (b)	200,000	253,375
3.13%, 9/30/2049 (b)	265,000	287,525

		1,325,869

Uruguay — 1.4%
Oriental Republic of Uruguay
4.38%, 10/27/2027	207,000	242,449
4.38%, 1/23/2031	66,000	79,757
7.63%, 3/21/2036	192,000	304,320
4.98%, 4/20/2055	423,000	576,073

		1,202,599

Vietnam — 0.3%
Socialist Republic of Vietnam 4.80%, 11/19/2024 (b)	200,000	223,625

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $70,053,856)		74,872,230

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 11.4%
Azerbaijan — 1.3%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (b)	601,000	722,101
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (a)	350,000	372,059

		1,094,160

Bahrain — 0.5%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/2027 (b)	203,000	225,330
7.50%, 10/25/2027 (a)	200,000	222,000

		447,330

Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023 (b)	280,000	311,500

Chile — 0.9%
Corp. Nacional del Cobre de Chile
3.63%, 8/1/2027 (b)	372,000	412,920
3.70%, 1/30/2050 (a)	320,000	349,700

		762,620

China — 1.6%
CNAC HK Finbridge Co. Ltd. 3.38%, 6/19/2024 (a)	204,000	204,701
CNOOC Curtis Funding No. 1 Pty. Ltd. 4.50%, 10/3/2023 (b)	200,000	218,000
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	219,584
Sinopec Group Overseas Development Ltd. 2.70%, 5/13/2030 (a)	240,000	248,325
State Grid Overseas Investment 2016 Ltd.
3.50%, 5/4/2027 (b)	250,000	277,656
1.63%, 8/5/2030 (a)	200,000	193,938

		1,362,204

Indonesia — 0.6%
Indonesia Asahan Aluminium Persero PT 5.45%, 5/15/2030 (a)	200,000	237,375
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.15%, 5/21/2048 (a)	201,000	267,016

		504,391

Kazakhstan — 0.6%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	222,000	272,505
6.38%, 10/24/2048 (b)	200,000	284,800

		557,305

Malaysia — 1.1%
Petronas Capital Ltd.
3.50%, 3/18/2025 (b)	253,000	279,407
4.55%, 4/21/2050 (a)	520,000	696,580

		975,987

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Mexico — 1.7%
Comision Federal de Electricidad 4.75%, 2/23/2027 (b)	100,000	111,625
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	209,000	205,058
Petroleos Mexicanos
3.50%, 1/30/2023	203,000	202,302
4.88%, 1/18/2024	50,000	50,741
6.50%, 3/13/2027	148,000	147,769
5.95%, 1/28/2031	51,000	47,403
6.63%, 6/15/2035	386,000	356,567
6.35%, 2/12/2048	150,000	125,648
6.95%, 1/28/2060	295,000	252,963

		1,500,076

Peru — 0.3%
Petroleos del Peru SA 5.63%, 6/19/2047 (b)(c)	200,000	240,250

Russia — 0.2%
Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025 (b)	140,000	168,700

South Africa — 1.0%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (b)	242,000	247,143
7.13%, 2/11/2025 (b)	327,000	334,255
6.35%, 8/10/2028 (b)	240,000	259,318

		840,716

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025 (b)	200,000	180,500

United Arab Emirates — 1.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	222,000	275,002
DP World plc 6.85%, 7/2/2037 (a)	260,000	343,525
MDGH - GMTN BV 2.88%, 5/21/2030 (a)	201,000	215,510

		834,037

TOTAL CORPORATE BONDS (Cost $9,304,585)		9,779,776

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (e)(f) (Cost $99,594)	99,594	99,594

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (e)(f) (Cost $1,145,465)	1,145,465	1,145,465

TOTAL SHORT-TERM INVESTMENTS (Cost $1,245,059)		1,245,059

Total Investments — 99.8% (Cost $80,603,500)		85,897,065
Other Assets Less Liabilities — 0.2%		137,447

Net Assets — 100.0%		86,034,512

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
GMTN	Global medium term note
JSC	Joint Stock Company
PT	Limited liability company
SPC	Special purpose company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 is $1,109,360.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2020.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$9,779,776	$—	$9,779,776
Foreign Government Securities	—	74,872,230	—	74,872,230
Short-Term Investments
Investment Companies	99,594	—	—	99,594
Investment of cash collateral from securities loaned	1,145,465	—	—	1,145,465

Total Short-Term Investments	1,245,059	—	—	1,245,059

Total Investments in Securities	$1,245,059	$84,652,006	$—	$85,897,065

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	$—	$21,506,024	$20,360,559	$—	$—	$1,145,465	$1,145,465	$2,792	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	355,735	13,429,641	13,685,782	—	—	99,594	99,594	587	—

Total	$355,735	$34,935,665	$34,046,341	$—	$—	$1,245,059		$3,379	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.